Derivative financial instruments - Offsetting liabilities (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives
Gross amount of recognized liabilities	$ 384	$ 502
Derivative liabilities eligible for set-off in case of default	(215)	(216)
Cash collateral pledged	(3)	(3)
Net liability exposure	166	283
Total
Gross amount of recognized liabilities	384	502
Derivative liabilities eligible for set-off in case of default	(215)	(216)
Cash collateral pledged	(3)	(3)
Net liability exposure	$ 166	$ 283